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[LOGO]
S&P 500
Index Fund
Semi-Annual
Report

April 30, 1997

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this semi-annual report for the Dreyfus S & P 500 Index Fund for the six-month period ended April 30, 1997. Over this period, your Fund produced a total return of 14.40%,* which compares with a total return of 14.71% for the Standard & Poor's 500 Composite Stock Price Index over the same period.** The difference is accounted for by transaction fees and other fund expenses.

   Over the last six months, large capitalization equities, as represented by the S & P 500 Index, provided performance that was significantly better than both mid-cap and small-cap equities. The S & P 400 MidCap Stock Index had a total return of 6.88% while the Russell 2000 Index, made up of small cap stocks, had a total return of 1.61% for the same period.***

ECONOMIC REVIEW

   The Federal Reserve Board (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now splintered into 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation, preventing a follow-through from rising wages. Market interest rates are likewise treading water until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.

   First quarter real GDP grew an annualized 5.6% for the quarter and by 4.0% since the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.

   Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.

   If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.

   The economy is now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion.

MARKET OVERVIEW

   The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in prices.

   Early in the half-year period, the dominant market trend was strong, despite nervousness about the strength of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, when the Fed, in a widely anticipated move, increased its overnight lending rate on March 25 by one quarter of a percentage point seeking to cool off the economy and the "irrational exuberance" in the equity markets (as Fed chairman Alan Greenspan termed it), the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.

   By then, however, a stream of strong quarterly profit reports began issuing from major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable.

   The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.

   Clearly one of the engines currently driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This reflects results from most of the companies in the Standard & Poor's 500 Index. At the same time, increases in wages and compensation during that same period were modest.

   Big, heavily capitalized and well-established companies were the chief beneficiaries of this market environment. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.

   The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.

   We appreciate your investment in this Fund and will continue our best efforts to bring you rewarding returns.

                                            Sincerely,

                                            Steven A. Falci, CFA
                                            Portfolio Manager

May 21, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. "Standard & Poor's 500," "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's.
***SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 400 MidCap Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of median-cap stock market performance. The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Statement of Investments                              April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS--92.7%              Value
 --------                                  -------------
             Basic Industries--6.5%
   14,800    Air Products & Chemicals...   $ 1,061,900
    5,500    Armstrong World Industries.       361,625
   10,000    Ashland....................       446,250
   13,800    Avery Dennison.............       507,150
    4,100    Ball.......................       110,187
    7,000    Bemis......................       266,875
    6,400    Boise Cascade..............       212,800
    3,800    Centex.....................       136,800
   12,700    Champion International.....       590,550
   17,000    Crown Cork & Seal..........       930,750
   32,300    Dow Chemical...............     2,741,462
   74,800    duPont (E.I.) de Nemours...     7,938,150
   10,300    Eastman Chemical...........       525,300
   19,100    Engelhard..................       401,100
    4,900 (a)FMC........................       328,912
   11,100    Fluor......................       610,500
    5,400    Foster Wheeler.............       208,575
   12,100    Georgia Pacific............       943,800
    7,100    Goodrich (B.F.)............       283,112
    9,600    Grace (W.R.)...............       499,200
    8,000    Great Lakes Chemical.......       339,000
   13,600    Hercules...................       535,500
   39,900    International Paper........     1,685,775
   11,400    James River................       340,575
    5,200    Kaufman & Broad Home.......        72,150
   75,000    Kimberly-Clark.............     3,843,750
   14,400    Louisiana Pacific..........       268,200
   21,300    Masco......................       804,075
    6,900    Mead.......................       387,262
   55,500    Minnesota Mining &
               Manufacturing............     4,828,500
   78,100    Monsanto...................     3,338,775
   18,900    Morton International.......       791,437
    8,900    Nalco Chemical.............       320,400
   43,700    Occidental Petroleum.......       966,862
    3,800    Potlach....................       155,800
   20,800    Praxair....................     1,073,800
   90,200    Procter & Gamble...........    11,342,650
    8,500    Rohm & Haas................       707,625
   22,800    Sherwin-Williams...........       689,700
   13,300    Sigma-Aldrich..............       399,000
   13,200    Stone Container............       133,650
    7,400    Temple-Inland..............       410,700
   22,700    Tenneco....................       905,162
    9,200    Union Camp.................       447,350
   16,900    Union Carbide..............       842,887
   13,500    Westvaco...................       378,000
   26,300    Weyerhaeuser...............     1,203,225
    7,300    Willamette Industries......       465,375
                                         -------------
                                            56,782,183
                                         -------------

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods--21.3%
   29,200    AMP........................   $ 1,047,550
   18,100 (a)Advanced Micro Devices.....       769,250
    3,706    Aeroquip-Vickers...........       149,629
   23,154    Allegheny Teledyne.........       616,475
   37,500    AlliedSignal...............     2,709,375
   16,100 (a)Amdahl.....................       137,856
   12,050    Andrew.....................       298,237
   16,600    Apple Computer.............       282,200
   24,000 (a)Applied Materials..........     1,317,000
    6,400    Autodesk...................       227,200
   38,800    Automatic Data Processing..     1,755,700
   26,200 (a)Bay Networks...............       465,050
   47,549    Boeing.....................     4,689,520
    3,800    Briggs & Stratton..........       186,675
   28,300    Browning-Ferris Industries.       803,012
   36,000 (a)COMPAQ Computer............     3,073,500
   52,700 (a)CUC International..........     1,113,287
   20,700 (a)Cabletron Systems..........       714,150
    9,700    Case.......................       537,137
   25,400    Caterpillar................     2,260,600
   10,700 (a)Ceridian...................       357,112
    5,300    Cincinnati Milacron........       107,325
   87,300 (a)Cisco Systems..............     4,517,775
   22,600    Cognizant..................       737,325
   48,200    Computer Associates
               International............     2,506,400
   10,200 (a)Computer Sciences..........       637,500
   14,300    Cooper Industries..........       657,800
    6,150    Crane......................       229,856
    5,200    Cummins Engine.............       291,850
   15,600 (a)DSC Communications.........       317,850
    5,300 (a)Data General...............        99,375
   34,000    Deere & Co.................     1,564,000
   23,200 (a)Dell Computer..............     1,941,550
   10,900    Deluxe.....................       333,812
   20,900 (a)Digital Equipment..........       624,387
   14,900    Dover......................       789,700
   12,800    Dow Jones & Co.............       518,400
   23,300    Dresser Industries.........       696,087
   22,600    Dun & Bradstreet...........       556,525
    6,300    EG&G.......................       118,912
   32,500 (a)EMC........................     1,182,187
   10,200    Eaton......................       763,725
   59,400    Emerson Electric...........     3,014,550
   59,400    First Data.................     2,049,300
    8,400    General Dynamics...........       598,500
  218,600    General Electric...........    24,237,275
    6,600    General Signal.............       259,050
   24,000    Genuine Parts..............       777,000
    4,400    Giddings & Lewis...........        89,100
    7,000    Grainger (W.W.)............       527,625

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                 -------------

             Capital Goods (continued)
    6,500    Harnischfeger Industries...   $   270,562
    5,200    Harris.....................       444,600
  134,700    Hewlett-Packard............     7,071,750
   16,800    Honeywell..................     1,186,500
   15,700    ITT Industries.............       396,425
   17,900    Ikon Office Solutions......       481,062
   16,400    Illinois Tool Works........     1,498,550
   14,500    Ingersoll-Rand.............       712,312
  109,000    Intel......................    16,690,625
    6,300 (a)Intergraph.................        40,162
   68,700    International Business
               Machines.................    11,043,525
   10,800    Interpublic Group Cos......       611,550
   11,000    Johnson Controls...........       422,125
   18,700 (a)LSI Logic..................       715,275
   25,600    Lockheed Martin............     2,291,200
   84,725    Lucent Technologies........     5,009,365
    7,300    McDermott International....       135,050
   28,200    McDonnell Douglas..........     1,674,375
   27,800    Micron Technology..........       979,950
  159,800 (a)Microsoft..................    19,415,700
   78,700    Motorola...................     4,505,575
   18,500 (a)National Semiconductor.....       462,500
    6,000    National Service Industries       252,750
   34,300    Northern Telecommunications     2,491,037
    7,700    Northrop Grumman...........       642,950
   45,900 (a)Novell.....................       347,118
   89,800 (a)Oracle.....................     3,569,550
    6,900    Owens-Corning..............       279,450
   24,300    PPG Industries.............     1,321,312
   16,700    Pall.......................       386,187
   17,100    Parametric Technology......       773,775
    9,900    Parker-Hannifin............       492,525
    5,800    Perkin-Elmer...............       421,225
   19,700    Pitney Bowes...............     1,260,800
    5,900    Raychem....................       380,550
   31,300    Raytheon...................     1,365,462
   29,100    Rockwell International.....     1,935,150
   10,000    Ryder System...............       311,250
    7,700    Safety-Kleen...............       114,537
   10,300    Scientific-Atlanta.........       164,800
   32,800 (a)Seagate Technology.........     1,504,700
   31,300    Service Corp. International     1,072,025
    3,100    Shared Medical Systems.....       130,587
   23,400 (a)Silicon Graphics...........       348,075
    8,100    Snap-On....................       311,850
   11,813    Stanley Works..............       459,230
   48,900 (a)Sun Microsystems...........     1,408,931
   23,400 (a)3COM.......................       678,600
   15,800 (a)Tandem Computers...........       203,425
    4,400    Tektronix..................       238,150
   23,800 (a)Tellabs....................       949,025

  Shares     COMMON STOCKS (continued)        Value
 --------                                 -------------

             Capital Goods (continued)
   25,300    Texas Instruments..........  $  2,258,025
   11,000    Textron....................     1,225,125
   19,800    Thermo Electron............       683,100
    7,100    Thomas & Betts.............       322,162
    4,200    Timken.....................       244,125
   22,100    Tyco International.........     1,348,100
   23,200 (a)Unisys.....................       139,200
   31,500    United Technologies........     2,382,187
   59,300    WMX Technologies...........     1,741,937
   43,100    Xerox......................     2,650,650
                                         -------------
                                           187,123,631
                                         -------------
             Consumer Cyclical-- 10.8%
   33,300    Albertson's................     1,098,900
    9,900    American Greetings, Cl. A..       316,800
   19,400    American Stores............       882,700
   20,000    AutoZone...................       490,000
   12,500    Black & Decker.............       418,750
   13,100    Brunswick..................       370,075
   14,000    CVS........................       694,750
   14,000 (a)Charming Shoppes...........        82,687
   93,300    Chrysler...................     2,799,000
   13,000    Circuit City Stores........       515,125
   43,300    Comcast, Cl. A.............       681,975
   10,900    Cooper Tire and Rubber.....       239,800
   27,900    Costco Cos.................       805,612
   13,500    Dana Corp..................       430,312
   21,200    Darden Restaurants.........       164,300
   28,800    Dayton Hudson..............     1,296,000
   15,100    Dillard Department Stores,
               Cl. A....................       466,212
   89,600    Disney (Walt)..............     7,347,200
   20,000    Donnelley (R.R.) & Sons....       685,000
    8,300    Echlin.....................       270,787
   27,600    Federated Department Stores       938,400
    4,700    Fleetwood Enterprises......       123,962
    5,000    Fleming Cos................        81,250
  157,400    Ford Motor.................     5,469,650
   10,200 (a)Fruit of the Loom, Cl. A...       367,200
   18,700    Gannett....................     1,631,575
   37,100    Gap........................     1,182,562
   18,200 (a)General Instrument.........       425,425
  100,400    General Motors.............     5,810,650
    7,900    Giant Food, Cl. A..........       254,775
   20,600    Goodyear Tire & Rubber.....     1,084,075
    5,100    Great Atlantic & Pacific...       126,862
   13,800    H&R Block..................       445,050
   21,000 (a)HFS........................     1,244,250
    9,400    Harcourt General...........       434,750
    4,100    Harland (John H.)..........        84,562
   13,700 (a)Harrah's Entertainment.....       219,200
   17,100    Hasbro.....................       427,500

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------

             Consumer Cyclical (continued)
   32,800    Hilton Hotel...............   $   885,600
   63,801    Home Depot.................     3,700,458
   15,400    ITT........................       912,450
    5,100    Jostens....................       121,762
   64,300    K mart.....................       876,087
    5,000 (a)King World Productions.....       182,500
   12,500    Knight-Ridder..............       485,937
   33,400 (a)Kroger.....................       918,500
   36,000    Limited....................       652,500
    9,500    Liz Claiborne..............       429,875
    5,200    Longs Drug Stores..........       131,300
   23,000    Lowes......................       874,000
   17,000    Marriott International.....       939,250
   38,500    Mattel.....................     1,073,187
   32,500    May Department Stores......     1,503,125
   13,300    Maytag.....................       304,237
   92,600    McDonald's.................     4,965,675
   13,200    McGraw-Hill Cos............       671,550
    4,900    Mercantile Stores..........       241,325
    7,100    Meredith...................       166,850
   13,300    Moore......................       267,662
    1,100    NACCO Industries, Cl. A....        50,875
   38,300    NIKE, Cl. B................     2,154,375
    9,700 (a)Navistar International.....       109,125
   12,800    New York Times, Cl. A......       553,600
   10,600    Nordstrom..................       416,050
    5,200    PACCAR.....................       363,350
   32,800    Penney (J.C.)..............     1,566,200
    8,000    Pep Boys-Manny, Moe & Jack.       261,000
    7,400    Reebok International.......       283,050
   16,300    Rite Aid...................       749,800
    5,100    Russell....................       141,525
   52,000    Sears, Roebuck & Co........     2,496,000
    2,700    Springs Industries.........       126,225
    6,600    Stride Rite................        90,750
    8,900    Supervalu..................       272,562
   23,500    Sysco......................       834,250
   10,300    TJX........................       486,675
   16,900    TRW........................       880,912
    7,700    Tandy......................       403,287
   88,200 (a)Tele-Communications, Cl. A.     1,218,262
   75,500    Time Warner................     3,397,500
   12,300    Times Mirror, Cl. A........       679,575
   38,600 (a)Toys R Us..................     1,100,100
   16,400    Tribune....................       719,550
    8,500    V.F........................       613,062
   47,000 (a)Viacom, Cl. B..............     1,257,250
  304,600    Wal-Mart Stores............     8,604,950
   32,700    Walgreen...................     1,504,200
   17,200    Wendy's International......       354,750

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------

             Consumer Cyclical (continued)
   80,200    Westinghouse Electric......   $ 1,363,400
    9,900    Whirlpool..................       462,825
   19,900    Winn-Dixie Stores..........       691,525
   17,800 (a)Woolworth..................       382,700
                                         -------------
                                            95,300,773
                                         -------------
             Consumer Staples--11.7%
   10,400    Alberto-Culver, Cl. B......       302,900
   22,600    American Brands............     1,214,750
   66,300    Anheuser-Busch Cos.........     2,842,612
   72,170    Archer Daniels Midland.....     1,326,123
   17,668    Avon Products..............     1,088,790
    9,200    Brown-Forman, Cl. B........       464,600
   62,000    Campbell Soup..............     3,169,750
    6,900    Clorox.....................       878,887
  330,400    Coca-Cola..................    21,021,760
   19,500    Colgate-Palmolive..........     2,164,500
   31,900    ConAgra....................     1,838,237
    5,000    Coors (Adolph), Cl. B......       114,375
   30,400    Corning....................     1,466,800
   19,100    CPC International..........     1,578,137
   44,200    Eastman Kodak..............     3,690,700
    8,600    Ecolab.....................       350,450
   21,400    General Mills..............     1,326,800
   73,700    Gillette...................     6,264,500
   48,900    Heinz (H.J.)...............     2,029,350
   20,400    Hershey Foods..............     1,106,700
   14,600    International Flavors &
                Fragrances..............       615,025
  176,800    Johnson & Johnson..........    10,829,000
   28,000    Kellogg....................     1,953,000
   21,100    Newell.....................       738,500
  206,300    PepsiCo....................     7,194,712
  324,300    Philip Morris Cos..........    12,769,312
   10,900    Pioneer Hi-Bred International     769,812
    6,000    Polaroid...................       291,000
   18,000    Quaker Oats................       720,000
   14,100    Ralston-Ralston Purina Group    1,161,487
   19,900    Rubbermaid.................       477,600
   63,900    Sara Lee...................     2,683,800
   49,200    Seagram....................     1,881,900
    8,300    Tupperware.................       275,975
   24,700    UST........................       645,287
   21,300    Unilever, N.V..............     4,180,125
   13,800    Whitman....................       319,125
   15,400    Wrigley, (Wm) Jr...........       897,050
                                         -------------
                                           102,643,431
                                         -------------
             Energy--8.7%
   12,400    Amerada Hess...............       602,950
   66,000    Amoco......................     5,519,250
   21,400    Atlantic Richfield.........     2,913,075

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------

             Energy (continued)
   19,300    Baker Hughes...............   $   665,850
   16,600    Burlington Resources.......       703,425
   86,600    Chevron....................     5,932,100
   14,000    Coastal....................       665,000
    7,300    Columbia Gas System........       451,687
   12,600    Consolidated Natural Gas...       634,725
    2,700    Eastern Enterprises........        91,462
   33,800    Enron......................     1,271,725
    9,200    Enserch....................       180,550
  329,800    Exxon......................    18,674,925
   16,600    Halliburton................     1,172,375
    3,300    Helmerich & Payne..........       157,575
    6,400    Kerr-McGee.................       386,400
    4,500    Louisiana Land & Exploration      225,000
   52,300    Mobil......................     6,799,000
    6,600    Nicor......................       223,575
   18,200    Noram Energy...............       266,175
    3,600    Oneok......................       107,100
   13,900 (a)Oryx Energy................       278,000
   11,300    Pacific Enterprises........       346,062
   20,100    Panenergy..................       889,425
    6,200    Pennzoil...................       305,350
    4,600    Peoples Energy.............       155,250
   34,900    Phillips Petroleum.........     1,374,187
   11,400 (a)Rowan Cos..................       205,200
   71,200    Royal Dutch Petroleum......    12,833,800
   12,000 (a)Santa Fe Energy Resources..       169,500
   32,700    Schlumberger...............     3,621,525
   11,500    Sonat......................       656,937
    9,700    Sun .......................       265,537
   35,100    Texaco.....................     3,703,050
   33,210    Union Pacific Resources Group     900,821
   33,200    Unocal.....................     1,265,750
   38,200    USX-Marathon Group.........     1,055,275
    7,100 (a)Western Atlas..............       440,200
   20,800    Williams Cos...............       912,600
                                         -------------
                                            77,022,393
                                         -------------
             Health Care--8.8%
   11,200 (a)ALZA.......................       327,600
  103,100    Abbott Laboratories........     6,289,100
    8,700    Allergan...................       232,725
   84,800    American Home Products.....     5,618,000
   35,100 (a)Amgen......................     2,066,512
    7,600    Bard (C.R.)................       241,300
    7,400    Bausch & Lomb..............       298,775
   36,200    Baxter International.......     1,733,075
   16,300    Becton, Dickinson & Co.....       749,800
   13,200 (a)Beverly Enterprises........       191,400
   15,200 (a)Biomet.....................       230,850
   25,700 (a)Boston Scientific..........     1,240,025


  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Health Care (continued)
  133,000    Bristol-Myers Squibb.......   $ 8,711,500
   89,150    Columbia/HCA Healthcare....     3,120,250
    9,800    Guidant....................       668,850
   41,800    HEALTHSOUTH ...............       825,550
   21,600 (a)Humana.....................       469,800
   73,300    Lilly (Eli) ...............     6,441,237
    9,800    Mallinckrodt Group.........       356,475
    8,300    Manor Care.................       194,012
   31,900    Medtronic..................     2,209,075
  160,100    Merck & Co.................    14,489,050
    5,700    Millipore..................       215,175
   85,600    Pfizer.....................     8,217,600
   67,500    Pharmacia & Upjohn.........     1,999,687
   49,000    Schering-Plough............     3,920,000
   10,800 (a)St. Jude Medical...........       351,000
   40,000 (a)Tenet Healthcare...........     1,040,000
    9,300    U.S. Surgical..............       318,525
   24,400    United Healthcare..........     1,186,450
   36,000    Warner-Lambert.............     3,528,000
                                         -------------
                                            77,481,398
                                         -------------
             Interest Sensitive--14.2%
   20,079    Aetna......................     1,829,698
   14,000    Ahmanson (H.F.) & Co.......       533,750
   59,000    Allstate...................     3,864,500
   62,900    American Express...........     4,143,537
   27,000    American General...........     1,177,875
   62,300    American International Group    8,005,550
   14,400    Aon........................       957,600
   20,300    BANKBOSTON.................     1,476,825
   56,700    Banc One...................     2,402,662
   52,100    Bank of New York...........     2,057,950
   47,600    BankAmerica................     5,563,250
   10,900    Bankers Trust New York.....       886,987
   27,700    Barnett Banks..............     1,353,837
    7,200    Beneficial.................       460,800
   10,000    CIGNA......................     1,503,750
   58,300    Chase Manhattan............     5,400,037
   23,100    Chubb......................     1,334,025
   61,500    Citicorp...................     6,926,437
   14,300    Comerica...................       836,550
   22,600    Conseco....................       935,075
   29,700    CoreStates Financial.......     1,503,562
   42,700    Dean Witter, Discover & Co.     1,633,275
  145,000    Fannie Mae.................     5,963,125
   95,000    Federal Home Loan Mortgage.     3,028,125
   14,100    Fifth Third Bancorp........     1,052,212
   17,900    First Bank Systems.........     1,373,825
   42,300    First Chicago NBD..........     2,379,375
   37,700    First Union................     3,166,800
   34,800    Fleet Financial Group......     2,122,800

Dreyfus S&P 500 Index Fund
-------------------------------------------------------------------------
Statement of Investments (continued)           April 30, 1997 (Unaudited)


  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Interest Sensitive (continued)
   10,900    General Re.................  $  1,823,025
    7,600    Golden West Financial......       494,000
   18,300    Great Western Financial....       768,600
   18,200    Green Tree Financial.......       539,175
   12,900    Household International....     1,135,200
   15,600    ITT Hartford...............     1,162,200
    9,400    Jefferson Pilot............       542,850
   29,900    Keycorp....................     1,558,537
   13,900    Lincoln National...........       778,400
   15,300    Loews......................     1,405,687
    5,700    MBIA.......................       555,037
   44,400    MBNA.......................     1,465,200
    7,800    MGIC Investment............       633,750
   11,100    Marsh & McLennan...........     1,337,550
   17,200    Mellon Bank................     1,429,750
   21,900    Merrill Lynch & Co.........     2,085,975
   24,600    Morgan (J.P.) & Co.........     2,506,125
   20,200    Morgan Stanley Group.......     1,275,125
   29,600    National City..............     1,443,000
  102,314    NationsBank................     6,177,207
   49,200    Norwest....................     2,453,850
   44,500    PNC Bank...................     1,830,062
   12,400    Providian..................       716,100
    2,800    Pulte......................        79,800
    7,300    Republic New York..........       668,862
   11,000    St. Paul Cos...............       737,000
   16,700    Safeco.....................       668,000
   14,500    Salomon....................       725,000
   29,600    SunTrust Banks.............     1,502,200
    9,300    Torchmark..................       577,762
    8,800    Transamerica...............       745,800
   84,866    Travelers Group............     4,699,454
   20,100    U.S. Bancorp...............     1,148,212
    9,700    UNUM.......................       746,900
   15,400    USF&G......................       308,000
    4,600    USLife.....................       223,100
   21,900    Wachovia...................     1,281,150
   12,300    Wells Fargo................     3,281,025
                                         -------------
                                           125,382,464
                                         -------------
             Mining and Metals--1.1%
   14,200 (a)ARMCO......................        49,700
    5,700    ASARCO.....................       162,450
   30,000    Alcan Aluminium............     1,016,250
   23,000    Aluminum Co. of America....     1,607,125
   47,400    Barrick Gold...............     1,060,575
   29,800    Battle Mountain Gold.......       171,350
   14,800 (a)Bethlehem Steel............       122,100
   12,400    Cyprus Amax Minerals.......       277,450
   18,500    Echo Bay Mines.............       100,593
   25,700    Freeport-McMoRan Copper, Cl. B    748,512
   19,500    Homestake Mining...........       258,375

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Mining and Metals (continued)
   22,300    Inco.......................   $   713,600
    6,500    Inland Steel Industries....       147,875
   13,200    Newmont Mining.............       457,050
   11,600    Nucor......................       577,100
    8,600    Phelps Dodge...............       660,050
   31,800    Placer Dome................       520,725
    9,600    Reynolds Metals............       651,600
   17,500    Santa Fe Pacific Gold......       258,125
   11,300    USX-U.S. Steel.............       330,525
   12,800    Worthington Industries.....       241,600
                                         -------------
                                            10,132,730
                                         -------------
             Transportation--1.4%
   12,100 (a)AMR........................     1,126,812
   20,300    Burlington Northern Santa Fe    1,598,625
   28,800    CSX........................     1,342,800
    5,200    Caliber System.............       154,700
   10,614    Conrail....................     1,212,649
    9,700    Delta Air Lines............       893,612
   15,100 (a)Federal Express............       813,512
   41,700    Laidlaw, Cl. B.............       568,162
   16,600    Norfolk Southern...........     1,491,925
   19,300    Southwest Airlines.........       530,750
    8,500 (a)USAir Group................       275,187
   32,500    Union Pacific..............     2,071,875
                                         -------------
                                            12,080,609
                                         -------------
             Utilities--8.2%
   24,900    ALLTEL.....................       784,350
  215,100    AT&T.......................     7,205,850
   66,600 (a)Airtouch Communications....     1,698,300
   24,900    American Electric Power....     1,008,450
   72,900    Ameritech..................     4,456,012
   19,600    Baltimore Gas & Electric...       499,800
   58,100    Bell Atlantic..............     3,936,275
  131,600    BellSouth..................     5,856,200
   20,900    CINergy....................       694,925
   20,100    Carolina Power & Light.....       683,400
   28,000    Central & Southwest........       563,500
   31,200    Consolidated Edison........       865,800
   19,300    DTE Energy.................       516,275
   23,900    Dominion Resources.........       821,562
   26,800    Duke Power.................     1,175,850
   57,500    Edison International.......     1,207,500
   30,700    Entergy....................       717,612
   24,300    FPL Group..................     1,084,387
   21,700    Frontier...................       344,487
   16,000    GPU........................       516,000
  127,700    GTE........................     5,858,237
   31,100    Houston Industries.........       622,000
   90,900    MCI Communications.........     3,465,562
   58,400    NYNEX......................     3,022,200

Dreyfus S&P 500 Index Fund
------------------------------------------------------------------
Statement of Investments (continued)    April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Utilities (continued)
   19,200    Niagara Mohawk Power....... $     163,200
    9,200    Northern States Power......       418,600
   20,300    Ohio Edison................       406,000
   29,500    PECO Energy................       582,625
   54,700    PG&E.......................     1,312,800
   21,500    PP&L Resources.............       421,937
   39,100    PacifiCorp.................       777,112
   31,700    Public Service Enterprise
               Group....................       764,762
  121,819    SBC Communications.........     6,760,954
   89,400    Southern...................     1,821,525
   57,200    Sprint.....................     2,509,650
   29,800    Texas Utilities............     1,005,750
   63,600    US West....................     2,233,950
   82,900    US West Media Group........     1,430,025
   28,600    UniCom.....................       622,050
   13,600    Union Electric.............       484,500
  114,900 (a)WorldCom...................     2,757,600
                                         -------------
                                            72,077,574
                                         -------------
             TOTAL COMMON STOCKS
               (cost $591,118,758)...... $ 816,027,186
                                         -------------
                                         -------------

 Principal   SHORT-TERM
  Amount       INVESTMENTS--7.0%             Value
 --------                                -------------
$   527,000   U.S. Treasury Bills:
                5.15%, 5/8/1997........  $     526,520
  1,121,000     4.96%, 5/29/1997........     1,116,800
 54,247,000(b)  5.05%, 7/24/1997........    53,606,886
  4,914,000     5.16%, 8/7/1997.........     4,845,310
  1,006,000     5.18%, 8/14/1997........       990,779
                                         -------------

               TOTAL SHORT-TERM
                 INVESTMENTS
               (cost $61,072,038)....... $  61,086,295
                                         -------------
                                         -------------

TOTAL INVESTMENTS
  (cost $652,190,796)............  99.7%  $877,113,481
                                   -----  ------------
                                   -----  ------------

CASH AND RECEIVABLES (NET).......    .3%  $  2,887,208
                                   -----  ------------
                                   -----  ------------

NET ASSETS....................... 100.0%  $880,000,689
                                  ------  ------------
                                  ------  ------------
Notes to Statement of Investments:
--------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by custodian in segregated account as collateral for open financial futures positions.


Statement of Financial Futures             April 30, 1997 (Unaudited)


                                                                   Market Value                      Unrealized
                                                                      Covered                       Apppreciation
Financial Futures Purchased:                         Contracts     by Contracts      Expiration      at 4/30/97
----------------------------                         ---------     ------------      ----------     -------------
Standard & Poor's 500............................       159         $63,822,600       June '97       $1,246,225
                                                                                                     ----------
                                                                                                     ----------



                       See notes to financial statements.

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------
Statement of Assets and Liabilities       April 30, 1997 (Unaudited)

                                                                                                   Cost            Value
                                                                                               -------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments           $652,190,796     $877,113,481
                              Cash.............................................                                     2,180,527
                              Dividends and interest receivable................                                     1,025,141
                              Receivable for investment securities sold........                                       215,965
                              Receivable for futures variation margin--Note 4(a)                                      225,700
                              Prepaid expenses.................................                                        35,972
                                                                                                                -------------
                                                                                                                  880,796,786
                                                                                                                -------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates ...                                       331,574
                              Payable for shares of Common Stock redeemed......                                       281,469
                              Accrued expenses.................................                                       183,054
                                                                                                                -------------
                                                                                                                      796,097
                                                                                                                -------------

NET ASSETS.....................................................................                                  $880,000,689
                                                                                                                -------------
                                                                                                                -------------


REPRESENTED BY:               Paid-in capital..................................                                  $648,011,108
                              Accumulated undistributed investment income--net..                                    2,901,048
                              Accumulated net realized gain (loss) on investments                                   2,919,623
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including $1,246,225 net unrealized
                                appreciation on financial futures]--Note 4(b)...                                  226,168,910
                                                                                                                -------------


NET ASSETS.....................................................................                                  $880,000,689
                                                                                                                -------------
                                                                                                                -------------

SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                    36,466,311


NET ASSET VALUE, offering and redemption price per share.......................                                        $24.13
                                                                                                                       ------
                                                                                                                       ------



                       See notes to financial statements.

Dreyfus S&P500 Index Fund
--------------------------------------------------------------------------------
Statement of Operations              Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME


INCOME:                       Cash dividends (net of $10,844 foreign taxes
                                 withheld at source)...........................                 $6,500,476
                              Interest.........................................                  1,378,452
                                                                                                ----------
                                   Total Income................................                                  $ 7,878,928


EXPENSES:                     Management fee--Note 3(a).........................                   960,573
                              Shareholder servicing costs--Note 3(b)............                   963,552
                              Registration fees................................                     92,390
                              Prospectus and shareholders' reports.............                     42,321
                              Professional fees................................                     36,691
                              Directors' fees and expenses--Note 3(c)...........                    25,932
                              Loan commitment fees--Note 2......................                     4,189
                              Miscellaneous...................................                       9,391
                                                                                                ----------
                                   Total Expenses..............................                  2,135,039

                              Less--reduction in management fee due to
                                undertaking--Note 3(a)..........................                  (306,767)
                                                                                                ----------
                                   Net Expenses................................                                    1,828,272
                                                                                                                ------------

INVESTMENT INCOME--NET..........................................................                                   6,050,656
                                                                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments..........                 $  356,583
                              Net realized gain (loss) on financial futures....                  5,821,213
                                                                                                ----------
                                     Net Realized Gain (Loss)..................                                    6,177,796
                              Net unrealized appreciation (depreciation) on investments
                                (including $562,750 net unrealized appreciation on
                                financial futures).............................                                   80,819,947
                                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                   86,997,743
                                                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                   $93,048,399
                                                                                                                ------------
                                                                                                                ------------


                              See notes to financial statements.

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                            Six Months Ended
                                                                             April 30, 1997        Year Ended
                                                                               (Unaudited)      October 31, 1996
                                                                            ----------------    ----------------
OPERATIONS:
  Investment income--net...............................................      $  6,050,656         $  8,767,747
  Net realized gain (loss) on investments..............................         6,177,796           18,063,093
  Net unrealized appreciation (depreciation) on investments............        80,819,947           67,183,468
                                                                             ------------         ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..        93,048,399           94,014,308
                                                                             ------------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net...............................................       (10,625,144)          (6,205,887)
  Net realized gain on investments.....................................       (18,728,586)          (4,169,581)
                                                                             ------------         ------------
      Total Dividends..................................................       (29,353,730)         (10,375,468)
                                                                             ------------         ------------

CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................       323,747,288          307,525,173
  Dividends reinvested.................................................        27,500,971            9,406,794
  Cost of shares redeemed..............................................      (126,572,925)        (145,087,307)
                                                                             ------------         ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions       224,675,334          171,844,660
                                                                             ------------         ------------
        Total Increase (Decrease) in Net Assets........................       288,370,003          255,483,500

NET ASSETS:
  Beginning of Period..................................................       591,630,686          336,147,186
                                                                             ------------         ------------
  End of Period........................................................      $880,000,689         $591,630,686
                                                                             ------------         ------------
                                                                             ------------         ------------
Undistributed investment income--net...................................      $  2,901,048         $  7,475,536
                                                                             ------------         ------------

                                                                                 Shares             Shares
                                                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................        13,932,672           15,194,675
  Shares issued for dividends reinvested...............................         1,216,319              496,663
  Shares redeemed......................................................        (5,500,155)          (7,162,184)
                                                                             ------------         ------------
      Net Increase (Decrease) in Shares Outstanding....................         9,648,836            8,529,154
                                                                             ------------         ------------
                                                                             ------------         ------------

                       See notes to financial statements.

Dreyfus S&P 500 Index Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                Six Months Ended
                                                 April 30, 1997             Year Ended October 31,
                                                                 --------------------------------------------
PER SHARE DATA:                                    (Unaudited)    1996      1995      1994      1993     1992
                                                   ----------    ------    ------    ------    ------   ------
   Net asset value, beginning of period.......      $22.06        $18.38   $16.41    $16.88    $15.16   $14.16
                                                    ------        ------   ------    ------    ------   ------
   Investment Operations:
   Investment income--net......................        .18           .33      .36       .39       .30      .41
   Net realized and unrealized gain (loss)
      on investments..........................        2.93          3.89     3.36       .11      1.86      .97
                                                    ------        ------   ------    ------    ------   ------
   Total from Investment Operations...........        3.11          4.22     3.72       .50      2.16     1.38
                                                    ------        ------   ------    ------    ------   ------
   Distributions:
   Dividends from investment income--net.......       (.38)         (.32)    (.42)     (.31)     (.40)    (.38)
   Dividends from net realized gain on investments    (.66)         (.22)   (1.33)     (.66)     (.04)     --
                                                    ------        ------   ------    ------    ------   ------
   Total Distributions........................       (1.04)         (.54)   (1.75)     (.97)     (.44)    (.38)
                                                    ------        ------   ------    ------    ------   ------
   Net asset value, end of period.............      $24.13        $22.06   $18.38    $16.41    $16.88   $15.16
                                                    ------        ------   ------    ------    ------   ------
                                                    ------        ------   ------    ------    ------   ------
TOTAL INVESTMENT RETURN.......................       14.40%(1)     23.41%   25.68%     3.14%    14.49%    9.90%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of  expenses to average net assets...         .25%(1)       .57%     .55%      .61%      .39%     --
   Ratio of net investment income
      to average net assets...................         .82%(1)      1.90%    2.75%     2.26%     2.36%    3.04%
   Decrease reflected in above expense ratios
      due to undertakings by WFNIAand Dreyfus.         .04%(1)       --       --        .03%      .14%     .65%
   Portfolio Turnover Rate....................         .32%(1)      5.22%    3.66%    18.81%     3.77%    3.10%
   Average commission rate paid(2)............      $.0300        $.0297      --        --        --      --
   Net Assets, end of period (000's Omitted)..    $880,001      $591,631 $336,147  $245,202  $281,403  $92,598

--------------
(1) Not annualized.
(2) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus S&P 500 Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

     (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

     (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest in charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

Dreyfus S&P 500 Index Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3-- Management Fee and Other Transactions With Affiliates:

     (a) Effective January 1, 1997, pursuant to an Amended Management
Agreement with Dreyfus,  the management fee is computed at the annual rate of
 .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly fee at the annual rate of .05 of 1% of the value of the Fund's average daily net assets up to $1 billion and .075 of 1% of the value of the Fund's average daily net assets in excess of $1 billion. Prior to January 1, 1997, pursuant to a management agreement with Dreyfus, the management fee was computed at the annual rate of .295 of 1% of the value of the Fund's average daily net assets, and was payable monthly. Dreyfus had agreed to pay Mellon Equity a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets.

     Dreyfus has undertaken from November 1, 1996 through October 31, 1998, that if the Fund's aggregate expenses exclusive of taxes, brokerage, interest on borrowing, commitment fees and extraordinary expenses, exceed .50 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payment to be made to Dreyfus to the extent of such excess. The reduction in management fee, pursuant to the undertaking, amounted to $306,767 during the period ended April 30, 1997.

     (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 1997, the Fund was charged an aggregate of $797,478 pursuant to the Shareholder Services Plan.

     The Fund compensates Dreyfus Transfer,  Inc., a wholly-owned  subsidiary
of Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $51,989 during the period ended April 30, 1997.

     (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

     (d) A 1% redemption fee is charged on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account. During the period ended April 30, 1997, redemption fees amounted to $29,739.

NOTE 4--Securities Transactions:

     (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 1997, amounted to $183,630,663 and $2,237,943, respectively.

     The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark

Dreyfus S&P 500 Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1997, and their related unrealized market appreciation are set forth in the Statement of Financial Futures.

     (b)  At  April  30,  1997,  accumulated  net  unrealized   appreciation
on investments and financial futures was $226,168,910, consisting of $236,664,604 gross unrealized appreciation and $10,495,694 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

[LOGO]
Dreyfus S&P 500 Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                      078SA974